Production, Operating and Transportation and Selling, General, and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Production, Operating and Transportation and Selling, General and Administrative Expenses
Production, Operating and Transportation and Selling, General and Administrative Expenses
The following table summarizes production, operating and transportation expenses in the consolidated statements of income for the years ended December 31, 2017 and 2016:

Production, Operating and Transportation Expenses
($ millions)	2017	2016
Services and support costs	930	983
Salaries and benefits	664	631
Materials, equipment rentals and leases	248	259
Energy and utility	453	413
Licensing fees	200	246
Transportation	26	30
Other	158	162
Total production, operating and transportation expenses	2,679	2,724

The following table summarizes selling, general and administrative expenses in the consolidated statements of income for the years ended December 31, 2017 and 2016:

Selling, General and Administrative Expenses
($ millions)	2017	2016
Employee costs(1)	395	319
Stock-based compensation expense(2)	45	33
Contract services	100	85
Equipment rentals and leases	37	36
Maintenance and other	73	71
Total selling, general and administrative expenses	650	544

(1)
Employee costs are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.

(2)	Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.